Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 64.1%

CONSUMER DISCRETIONARY 3.0%

	DISTRIBUTION & WHOLESALE 1.1%
34,800	Pool Corp.	$19,696,800

	RETAIL 1.9%
51,100	Dollar General Corp.	12,050,913
8,400	Domino's Pizza, Inc.	4,740,372
234,394	TJX Cos., Inc.	17,795,193
		34,586,478
		54,283,278

CONSUMER STAPLES 0.8%

	RETAIL 0.8%
25,000	Costco Wholesale Corp.	14,192,500

FINANCIALS 8.6%

	COMMERCIAL SERVICES 2.1%
83,400	S&P Global, Inc.	39,358,962

	DIVERSIFIED FINANCIAL SERVICES 2.2%
289,913	Intercontinental Exchange, Inc.	39,651,401

	INSURANCE 4.3%
4,900	Alleghany Corp. (1)	3,271,191
70,100	American Financial Group, Inc.	9,626,132
83,700	Aon PLC Class A	25,156,872
234,400	Arch Capital Group, Ltd. (1)	10,419,080
221,504	Berkley (W.R.) Corp.	18,249,715
76,200	Progressive Corp.	7,821,930
43,100	RLI Corp.	4,831,510
		79,376,430
		158,386,793

HEALTHCARE 10.5%

	BIOTECHNOLOGY 0.6%
13,600	Bio-Rad Laboratories, Inc. Class A (1)	10,275,752

	ELECTRONICS 0.5%
5,300	Mettler-Toledo International, Inc. (1)	8,995,213

	HEALTHCARE PRODUCTS 6.7%
4,900	Cooper Cos., Inc.	2,052,806
136,737	Danaher Corp.	44,987,840
36,800	IDEXX Laboratories, Inc. (1)	24,231,328
19,371	Stryker Corp.	5,180,193
18,100	Teleflex, Inc.	5,945,488
60,000	Thermo Fisher Scientific, Inc.	40,034,400
		122,432,055

	HEALTHCARE SERVICES 2.7%
17,000	Charles River Laboratories International, Inc. (1)	6,405,260
33,700	Chemed Corp.	17,828,648
66,900	IQVIA Holdings, Inc. (1)	18,875,166
13,800	UnitedHealth Group, Inc.	6,929,532
		50,038,606
		191,741,626

INDUSTRIALS 13.0%

	AEROSPACE & DEFENSE 1.3%
38,400	TransDigm Group, Inc. (1)	24,433,152

	BUILDING MATERIALS 0.2%
9,500	Lennox International, Inc.	3,081,420

	COMMERCIAL SERVICES 4.7%
82,900	Cintas Corp.	36,738,793
103,000	CoStar Group, Inc. (1)	8,140,090
57,503	IHS Markit Ltd.	7,643,299
259,874	Rollins, Inc.	8,890,289
111,600	Verisk Analytics, Inc.	25,526,268
		86,938,739

	DISTRIBUTION & WHOLESALE 0.5%
56,500	Copart, Inc. (1)	8,566,530

	ENGINEERING & CONSTRUCTION 0.2%
36,000	Exponent, Inc.	4,202,280

	ENVIRONMENTAL CONTROL 2.9%
271,627	Republic Services, Inc.	37,878,385
114,125	Waste Connections, Inc.	15,551,814
		53,430,199

	SOFTWARE 1.6%
59,100	Roper Technologies, Inc.	29,068,926

	TRANSPORTATION 1.6%
116,300	Union Pacific Corp.	29,299,459
		239,020,705

INFORMATION TECHNOLOGY 23.6%

	AEROSPACE & DEFENSE 1.7%
73,600	Teledyne Technologies, Inc. (1)	32,155,104

	COMMERCIAL SERVICES 0.7%
18,700	Gartner, Inc. (1)	6,251,784
45,887	Global Payments, Inc.	6,203,005
		12,454,789

	COMPUTERS 3.4%
72,751	Accenture PLC Class A	30,158,927
155,100	CGI, Inc. (1)	13,726,350

December 31, 2021

Shares		Value

COMMON STOCKS 64.1%(continued)

INFORMATION TECHNOLOGY 23.6%(continued)

	COMPUTERS 3.4%
29,000	EPAM Systems, Inc. (1)	$19,385,050
		63,270,327

	DIVERSIFIED FINANCIAL SERVICES 1.6%
80,000	MasterCard, Inc. Class A	28,745,600

	SEMICONDUCTORS 0.6%
21,565	Monolithic Power Systems, Inc.	10,638,661

	SOFTWARE 15.1%
59,900	Adobe, Inc. (1)	33,966,894
24,700	ANSYS, Inc. (1)	9,907,664
147,600	Cadence Design Systems, Inc. (1)	27,505,260
51,600	Fair Isaac Corp. (1)	22,377,372
106,787	Fidelity National Information Services, Inc.	11,655,801
177,000	Fiserv, Inc. (1)	18,370,830
72,810	Intuit, Inc.	46,832,848
13,400	Paycom Software, Inc. (1)	5,563,546
81,000	Salesforce.com, Inc. (1)	20,584,530
45,925	ServiceNow, Inc. (1)	29,810,377
59,800	Synopsys, Inc. (1)	22,036,300
52,737	Tyler Technologies, Inc. (1)	28,369,869
		276,981,291

	TELECOMMUNICATIONS 0.5%
34,100	Motorola Solutions, Inc.	9,264,970
		433,510,742

MATERIALS 1.3%

	CHEMICALS 1.1%
81,000	Ecolab, Inc.	19,001,790

	PACKAGING & CONTAINERS 0.2%
31,800	AptarGroup, Inc.	3,894,864
		22,896,654

REAL ESTATE 1.8%

	REITS 1.8%
21,600	Equinix, Inc. REIT	18,270,144
174,700	Equity Lifestyle Properties, Inc. REIT	15,314,202
		33,584,346

UTILITIES 1.5%

	ELECTRIC 1.3%
253,776	NextEra Energy, Inc.	23,692,527

	WATER 0.2%
20,800	American Water Works Co., Inc.	3,928,288
		27,620,815

TOTAL COMMON STOCKS (Cost $653,621,805)		1,175,237,459

Principal Amount		Value

ASSET-BACKED SECURITIES 1.2%
$2,400,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$2,429,074
1,750,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (2)	1,844,085
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 4/15/33 (2)	980,101
1,500,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (2)	1,558,627
193,882	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.75%, 7/16/24	195,019
1,500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	1,519,393
1,700,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 4/16/25	1,696,780
709,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	720,269
620,733	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.82%, 7/15/24	621,843
572,504	Honda Auto Receivables Owner Trust, Series 2018-3, Class A4, 3.07%, 11/21/24	573,303
1,000,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A4, 1.87%, 1/20/26	1,014,007
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A4, 0.46%, 4/19/27	1,288,508
201,037	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	202,459
1,000,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (2)	1,032,720
3,250,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (2)	3,241,840
548,052	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.91%, 7/17/23	552,331
781,708	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	786,940

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
ASSET-BACKED SECURITIES 1.2% (continued)
$6,038	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	$6,044
11,807	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.87%, 7/17/23	11,834
1,190,000	World Omni Auto Receivables Trust, Series 2018-B, Class A4, 3.03%, 6/17/24	1,200,871

TOTAL ASSET-BACKED SECURITIES (Cost $21,923,012)		21,476,048

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	602,125
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	270,571
1,640,000	BANK, Series 2019-BN16, Class A4, 4.01%, 2/15/52	1,840,875
950,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	1,048,197
1,000,000	BANK, Series 2020-BN30, Class A3, 1.65%, 12/15/53	964,167
500,000	BANK, Series 2021-BN32, Class A2, 1.99%, 4/15/54	501,917
500,000	BANK, Series 2019-BN24, Class A3, 2.96%, 11/15/62	530,067
850,000	BANK, Series 2021-BN34, Class A4, 2.16%, 6/15/63	850,601
700,000	BANK, Series 2021-BN33, Class A3, 2.02%, 5/15/64	690,787
1,500,000	BANK, Series 2021-BN38, Class A4, 2.28%, 12/15/64	1,512,433
247,163	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	254,336
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	101,004
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	156,873
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23 (3)	518,384
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23 (3)	624,740
1,800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	1,880,371
445,346	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	464,585
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,661,122
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	525,636
850,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	898,385
955,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,007,577
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	1,562,778
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,300,733
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	1,044,063
605,109	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	622,427
1,320,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	1,388,739
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (3)	948,980
664,612	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	693,710
1,537,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	1,673,866
1,950,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	2,124,167
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,708,759
1,750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	1,897,858
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	2,848,005
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	816,304
841,532	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A1, 3.25%, 11/25/27	892,836

December 31, 2021

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0% (continued)
$250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	$273,358
696,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	767,626
1,650,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	1,812,397
2,965,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28 (3)	3,311,820
858,104	FHLMC Multifamily Structured Pass-Through Certificates, Series K079, Class A1, 3.73%, 2/25/28	930,758
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 4/25/28	1,133,217
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K077, Class A2, 3.85%, 5/25/28 (3)	3,391,787
1,791,984	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,926,348
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (3)	848,692
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28	3,393,244
1,400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	1,567,267
1,925,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	2,127,802
2,901,789	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A1, 2.18%, 5/25/29	3,004,749
1,918,988	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	1,987,570
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A2, 2.54%, 10/25/29	1,057,708
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	586,528
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (2)(3)	254,453
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (2)(3)	244,322
150,000	GNMA, Series 2013-12, Class B, 2.06%, 11/16/52 (3)	150,142
15,456	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	15,453
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	531,901
835,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	888,414
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	374,471
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	649,566
750,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	797,862
1,550,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	1,650,943
1,000,000	Morgan Stanley Capital I Trust, 2.32%, 10/15/54	1,002,574
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	395,400
41,067	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	41,052
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	317,420
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	155,801
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	466,324
22,980	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	23,003
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	699,080
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	394,874
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	303,390
346,037	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	364,594

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $75,285,086)		74,269,888

CORPORATE BONDS & NOTES 9.9%

	BASIC MATERIALS 0.5%
1,090,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29 (4)	1,194,542

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)

	BASIC MATERIALS 0.5%(continued)
$750,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22 (4)	$774,139
800,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31 (4)	750,753
1,105,000	Freeport-McMoRan, Inc., 4.63%, 8/1/30	1,185,112
1,175,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	1,326,569
770,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42	923,239
900,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	949,943
885,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	1,148,876
1,050,000	Westlake Chemical Corp., Senior Unsecured Notes, 3.60%, 8/15/26	1,126,278
		9,379,451

	COMMUNICATIONS 0.7%
1,155,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	1,131,224
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	990,456
1,000,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	1,092,218
975,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,107,733
600,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	668,981
1,150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,174,694
750,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	857,608
1,025,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	1,168,500
725,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31 (4)	754,000
750,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	753,750
775,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	912,293
775,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (4)	897,679
850,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31 (4)	885,169
		12,394,305

	CONSUMER, CYCLICAL 0.9%
1,275,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	1,255,127
1,250,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	1,365,429
1,000,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	972,815
850,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	805,137
775,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	797,606
1,100,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	1,189,854
1,125,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	1,168,785
811,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	835,238
800,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	848,127
1,250,000	Lowe's Cos., Inc., Senior Unsecured Notes, 1.70%, 10/15/30	1,188,932
1,125,000	Newell Brands, Inc., Senior Unsecured Notes, 4.70%, 4/1/26	1,226,531
750,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26	784,078
850,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	919,304
733,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (4)	832,541
500,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	551,736
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.45%, 9/20/23	522,545
750,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	866,490
		16,130,275

	CONSUMER, NON-CYCLICAL 2.0%
1,126,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	1,244,972
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,381,183
1,200,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27 (4)	1,229,057
750,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	901,546
1,250,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	1,320,799
1,300,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,228,648
1,375,000	Baxter International, Inc., 1.73%, 4/1/31 (4)(1)	1,303,676
1,400,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	1,526,634
875,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	923,458
1,125,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	1,213,268

December 31, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)

	CONSUMER, NON-CYCLICAL 2.0% (continued)
$800,000	Clorox Co., Senior Unsecured Notes, 1.80%, 5/15/30	$776,117
700,000	Coca-Cola Femsa SAB de CV, Guaranteed Notes, 2.75%, 1/22/30	715,932
1,200,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	1,146,864
500,000	Constellation Brands, Inc., Senior Unsecured Notes, 2.88%, 5/1/30	513,632
500,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	657,430
750,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	715,494
625,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	633,426
300,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	333,212
1,150,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	1,172,037
750,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	824,250
750,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	750,627
1,000,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30 (4)	964,572
1,300,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	1,351,558
875,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	911,114
1,250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	1,470,695
775,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31 (4)	727,618
1,175,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	1,191,465
800,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	840,274
700,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	736,834
750,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	775,211
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,159,699
550,000	Service Corp. International, Senior ssUnsecured Notes, 4.00%, 5/15/31	556,875
500,000	Sysco Corp., Guaranteed Notes, 2.40%, 2/15/30	501,959
880,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	897,365
575,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	598,000
825,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	1,038,959
1,100,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	1,186,612
750,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	825,998
		36,247,070

	ENERGY 1.0%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,381,973
875,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	883,750
800,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	830,113
1,400,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,375,904
1,125,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,347,035
1,100,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (4)	1,272,334
500,000	Equinor ASA, Guaranteed Notes, 3.25%, 11/18/49	531,579
775,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	844,517
750,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	834,004
720,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	802,554
400,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	455,475
1,025,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,136,464
500,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28	542,291
1,275,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25 (4)	1,270,869
850,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	868,998
550,000	Spectra Energy Partners LP, Guaranteed Notes, 4.75%, 3/15/24	585,993
800,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	836,071
875,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	948,688
300,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	334,791
400,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	510,317
350,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	472,491
		18,066,211

	FINANCIAL 2.9%
1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	1,251,178
1,375,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30 (4)	1,517,131
1,350,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	1,416,839

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)

	FINANCIAL 2.9% (continued)
$1,400,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	$1,325,011
1,025,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	1,120,165
800,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	831,057
1,375,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31 (4)	1,410,813
775,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	846,630
750,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.85%, 3/12/30 (4)	743,701
1,300,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	1,339,116
625,000	CIT Group, Inc., Senior Unsecured Notes, (SOFR + 3.83%), 3.93%, 6/19/24 (3)	645,264
500,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (3)	522,168
903,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,181,747
750,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	791,416
875,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	978,631
1,150,000	Crown Castle International Corp., Senior Unsecured Notes, 3.80%, 2/15/28	1,252,218
1,000,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29 (4)	1,083,317
1,100,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	1,170,104
1,150,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28	1,284,802
750,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	750,340
1,150,000	Essex Portfolio LP, Guaranteed Notes, 3.00%, 1/15/30	1,206,372
775,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	812,020
1,100,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26 (4)	1,185,170
1,250,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29 (4)	1,297,433
1,175,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	1,267,869
500,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.55%, 2/4/30	508,081
1,200,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	1,312,483
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	551,796
1,100,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48 (3)	1,294,608
1,350,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	1,383,529
1,500,000	Kimco Realty Corp., 2.25%, 12/1/31	1,463,364
1,125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	1,106,162
650,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	686,718
850,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	878,668
1,075,000	National Australia Bank Ltd., Senior Unsecured Notes, 2.50%, 7/12/26 (4)	1,123,199
750,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	808,047
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29 (4)	544,374
725,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	741,245
750,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	828,446
1,100,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	1,106,705
1,175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (3)	1,317,346
750,000	Regions Financial Corp., Senior Unsecured Notes, 2.25%, 5/18/25	764,997
750,000	Reinsurance Group of America, Inc., Senior Unsecured Notes, 3.90%, 5/15/29	820,809
688,000	Royal Bank of Canada, Subordinated Notes, 4.65%, 1/27/26	763,347
750,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	785,970
750,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30 (4)	774,085
700,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	745,527
750,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.15%, 6/12/25	744,019
750,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (3)	771,322
500,000	US Bancorp, Subordinated Notes, 3.60%, 9/11/24	531,177
650,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	658,784
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	514,467

December 31, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 9.9% (continued)

	FINANCIAL 2.9% (continued)
$750,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	$840,726
650,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29	726,961
750,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	768,475
750,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	776,092
		53,872,041

	INDUSTRIAL 0.8%
1,315,000	Amphenol Corp., 2.20%, 9/15/31	1,286,710
685,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26	754,527
750,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	795,165
1,200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,305,924
750,000	Honeywell International, Inc., Senior Unsecured Notes, 1.95%, 6/1/30	746,450
1,000,000	Jabil, Inc., Senior Unsecured Notes, 3.60%, 1/15/30	1,076,344
1,075,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	1,108,334
1,200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	1,347,914
750,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	720,768
500,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	548,263
500,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	559,722
835,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	827,263
450,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	480,787
300,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29	327,972
250,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 4.50%, 3/21/49	310,361
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	537,925
800,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	827,385
750,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	810,872
750,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	821,747
		15,194,433

	TECHNOLOGY 0.8%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,278,857
1,500,000	Analog Devices, Inc., 2.80%, 10/1/41	1,521,621
1,125,000	Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,267,806
1,150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	1,282,733
750,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27 (4)	789,237
750,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	724,112
1,350,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	1,525,137
850,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	856,663
1,000,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	1,063,190
825,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	793,983
885,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41	886,486
1,300,000	Western Digital Corp., 3.10%, 2/1/32	1,309,490
1,300,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30 (4)	1,317,893
		14,617,208

	UTILITIES 0.3%
775,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	850,620
500,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	592,231
300,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	334,588
500,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	506,581
758,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	830,873
775,000	Nevada Power Co., Series DD, 2.40%, 5/1/30 (4)	779,554
750,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25 (4)	738,014
600,000	WEC Energy Group, Inc., Senior Unsecured Notes, 1.80%, 10/15/30	566,762
		5,199,223

TOTAL CORPORATE BONDS & NOTES (Cost $179,856,293)		181,100,217

FOREIGN GOVERNMENT OBLIGATIONS 0.0%
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	265,377

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $253,040)		265,377

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.1%

	CALIFORNIA 0.3%
$750,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 1.84%, 10/1/31	$742,891
500,000	City & County of San Francisco CA, General Obligation Limited, 2.60%, 6/15/37	507,728
750,000	City of Huntington Beach CA, Refunding Revenue Bonds, 2.56%, 6/15/32	750,949
500,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	515,585
710,000	City of San Francisco CA, Public Utilities Commission Water Revenue Bonds, Series H, 1.34%, 11/1/27	694,465
650,000	Municipal Improvement Corp. of Los Angeles Revenue Bonds, Series C, 1.88%, 11/1/30	634,467
1,500,000	San Diego Unified School District/CA, General Obligation Unlimited, 2.61%, 7/1/36	1,520,554
450,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	467,794
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	114,683
		5,949,116

	COLORADO 0.1%
775,000	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Ser. A, 2.29%, 11/1/35	748,873

	HAWAII 0.0%
750,000	State of Hawaii, General Obligation Unlimited, Series FZ, 1.98%, 8/1/34	729,054

	MASSACHUSETTS 0.1%
1,500,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 2.03%, 7/1/35	1,462,956
750,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	784,880
		2,247,836

	MICHIGAN 0.0%
300,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	335,404

	NEW YORK 0.1%
1,000,000	Suffolk County Water Authority, Revenue Bonds, 0.91%, 6/1/25	989,428

	OREGON 0.2%
700,000	City of Portland OR, General Obligation Limited, Series B, 2.06%, 6/15/35	677,480
1,100,000	State of Oregon, General Obligation Unlimited, 2.38%, 5/1/36	1,101,093
500,000	Tri-County Metropolitan Transportation District of Oregon, Refunding Revenue Bonds, 2.86%, 9/1/41	507,518
500,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Limited, 1.94%, 6/15/32	494,164
		2,780,255

	PENNSYLVANIA 0.0%
750,000	City of Philadelphia PA Water & Wastewater, Refunding Revenue Bonds, Series B, 2.54%, 7/1/36	748,015

	RHODE ISLAND 0.1%
750,000	Narragansett Bay Commission, Wastewater System, Revenue Refunding Bonds, 2.46%, 9/1/35	751,372

	TEXAS 0.1%
350,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	371,929
600,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, PSF-GTD Insured, 1.68%, 2/15/32	581,837
		953,766

	VIRGINIA 0.1%
1,300,000	Fairfax County Economic Development Authority, Revenue Refunding Bonds, Series C, 2.43%, 10/1/34	1,311,693
500,000	Virginia State Resources Authority, Revenue Bonds, 1.66%, 11/1/30	489,969
		1,801,662

	WASHINGTON 0.0%
750,000	County of King WA Sewer, Refunding Revenue Bonds, Series A, 2.64%, 7/1/39	741,637

	WISCONSIN 0.0%
500,000	Wisconsin Department of Transportation, Refunding Revenue Bonds, Series 1, 1.86%, 7/1/34	474,223

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $19,511,196)		19,250,641

December 31, 2021

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.6%
$58,436	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	$59,708
5,637	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	6,084
6,354,023	FHLMC Pool #QA9129, 2.50%, 4/1/50	6,491,985
1,321,111	FHLMC Pool #QB2462, 3.00%, 8/1/50	1,379,773
2,537,576	FHLMC Pool #QB2958, 3.00%, 9/1/50	2,643,789
652,068	FHLMC Pool #QN6443, 1.50%, 5/1/36	654,680
1,061,215	FHLMC Pool #RB5022, 3.00%, 11/1/39	1,105,027
1,126,397	FHLMC Pool #RD5024, 2.00%, 5/1/30	1,154,726
1,717,679	FHLMC Pool #SB8010, 2.50%, 10/1/34	1,779,407
182,948	FHLMC Pool #SB8026, 2.50%, 1/1/35	189,578
1,692,744	FHLMC Pool #SB8044, 2.00%, 5/1/35	1,735,316
2,248,170	FHLMC Pool #SB8078, 1.50%, 12/1/35	2,257,145
944,333	FHLMC Pool #SD7514, 3.50%, 4/1/50	1,009,947
246,960	FHLMC Pool #SD8007, 4.50%, 8/1/49	264,775
627,102	FHLMC Pool #SD8093, 3.50%, 9/1/50	660,196
5,160,674	FHLMC Pool #SD8106, 2.00%, 11/1/50	5,151,947
2,744,128	FHLMC Pool #SD8108, 3.00%, 11/1/50	2,846,361
1,625,017	FHLMC Pool #SD8128, 2.00%, 2/1/51	1,622,269
1,934,651	FHLMC Pool #SD8134, 2.00%, 3/1/51	1,931,379
681,154	FHLMC Pool #SD8163, 3.50%, 8/1/51	716,884
15,265	FHLMC Pool #ZK4078, 2.50%, 4/1/22	15,781
6,656	FHLMC Pool #ZN1699, 4.50%, 12/1/48	7,138
1,188,668	FHLMC Pool #ZS4647, 3.50%, 1/1/46	1,269,490
24,008	FHLMC Pool #ZS6516, 2.50%, 6/1/22	24,819
133,806	FHLMC Pool #ZS6632, 2.50%, 11/1/22	138,328
4,892	FHLMC Pool #ZT2090, 3.00%, 6/1/49	5,072
149	FNMA Pool #255132, 4.50%, 2/1/24	159
70,378	FNMA Pool #995245, 5.00%, 1/1/39	78,618
137,536	FNMA Pool #AB6344, 2.50%, 10/1/22	142,184
128,521	FNMA Pool #AQ3960, 3.00%, 8/1/28	135,001
73,779	FNMA Pool #AR0930, 2.50%, 1/1/28	76,621
1,723,719	FNMA Pool #AS0516, 3.00%, 9/1/43	1,821,954
35,772	FNMA Pool #AS5485, 4.50%, 7/1/45	38,807
743,566	FNMA Pool #AX9528, 3.50%, 2/1/45	794,735
45,463	FNMA Pool #AZ6194, 3.50%, 10/1/45	48,821
56,819	FNMA Pool #AZ9703, 3.00%, 10/1/45	59,500
3,896	FNMA Pool #BK4970, 3.50%, 5/1/48	4,145
6,112	FNMA Pool #BK4987, 3.50%, 6/1/48	6,468
3,645	FNMA Pool #BK7396, 3.50%, 7/1/48	3,842
8,926	FNMA Pool #BK9639, 3.50%, 11/1/48	9,404
1,715,140	FNMA Pool #BM3634, 3.50%, 5/1/47	1,831,928
81,196	FNMA Pool #BM5689, 2.50%, 3/1/24	83,941
6,259	FNMA Pool #BN4309, 4.50%, 1/1/49	6,715
25,111	FNMA Pool #BN6305, 3.00%, 5/1/49	26,064
1,289,413	FNMA Pool #BP5709, 2.50%, 5/1/50	1,317,409
881,809	FNMA Pool #BQ9091, 2.00%, 12/1/50	881,733
1,557,545	FNMA Pool #BU8388, 3.00%, 11/1/51	1,623,355
1,028,716	FNMA Pool #CA5540, 3.00%, 4/1/50	1,082,142
276,546	FNMA Pool #CB0310, 1.50%, 4/1/36	277,739
4,815,236	FNMA Pool #CB0856, 3.00%, 6/1/51	4,999,909
1,798,497	FNMA Pool #CB2391, 2.50%, 12/1/51	1,843,138
4,708	FNMA Pool #FM1238, 4.00%, 3/1/49	5,003
408,332	FNMA Pool #FM1581, 2.50%, 2/1/26	422,133
2,600,894	FNMA Pool #FM2202, 4.00%, 12/1/48	2,769,200
1,421,516	FNMA Pool #FM3254, 3.50%, 5/1/49	1,519,833
1,248,237	FNMA Pool #FM4140, 2.50%, 9/1/50	1,283,711
913,379	FNMA Pool #FM4635, 2.00%, 11/1/50	913,315
921,424	FNMA Pool #FM5091, 1.50%, 12/1/50	891,055
839,713	FNMA Pool #FM6468, 4.00%, 6/1/49	892,284
2,502,108	FNMA Pool #FM9760, 3.50%, 11/1/51	2,652,750
3,200,000	FNMA Pool #FM9939, 4.00%, 1/1/52	3,424,417
53,827	FNMA Pool #MA0073, 4.50%, 5/1/29	57,642
9,891	FNMA Pool #MA0984, 2.50%, 2/1/22	9,896
16,721	FNMA Pool #MA1012, 2.50%, 3/1/22	17,287
21,028	FNMA Pool #MA1212, 2.50%, 10/1/22	21,738
65,865	FNMA Pool #MA2641, 3.00%, 6/1/46	69,222
104,019	FNMA Pool #MA3114, 2.50%, 8/1/32	108,010
137,234	FNMA Pool #MA3331, 3.00%, 4/1/48	143,133
202,371	FNMA Pool #MA3564, 4.50%, 1/1/49	216,672
515,939	FNMA Pool #MA3674, 2.50%, 5/1/34	534,255
572,106	FNMA Pool #MA3692, 3.50%, 7/1/49	603,344
254,040	FNMA Pool #MA3709, 2.50%, 6/1/34	263,081
172,784	FNMA Pool #MA3729, 2.50%, 7/1/34	178,961
543,371	FNMA Pool #MA3744, 3.00%, 8/1/49	563,346
263,662	FNMA Pool #MA3747, 4.50%, 8/1/49	282,713
578,465	FNMA Pool #MA3832, 3.50%, 11/1/39	610,004
4,407,646	FNMA Pool #MA4012, 2.00%, 5/1/35	4,529,533
1,236,857	FNMA Pool #MA4042, 2.00%, 6/1/35	1,267,964
1,140,423	FNMA Pool #MA4055, 2.50%, 6/1/50	1,165,308
1,862,106	FNMA Pool #MA4077, 2.00%, 7/1/50	1,858,957
3,616,942	FNMA Pool #MA4078, 2.50%, 7/1/50	3,695,475
2,831,525	FNMA Pool #MA4100, 2.00%, 8/1/50	2,826,737
1,674,502	FNMA Pool #MA4119, 2.00%, 9/1/50	1,671,671
837,271	FNMA Pool #MA4158, 2.00%, 10/1/50	835,855
5,333,188	FNMA Pool #MA4208, 2.00%, 12/1/50	5,324,169
1,813,719	FNMA Pool #MA4222, 3.50%, 12/1/50	1,912,109
917,174	FNMA Pool #MA4328, 1.50%, 5/1/36	920,840
1,007,311	FNMA Pool #MA4355, 2.00%, 6/1/51	1,005,608
931,924	FNMA Pool #MA4359, 1.50%, 6/1/36	935,649
1,994,828	FNMA Pool #MA4492, 2.00%, 12/1/51	1,991,519
1,789,421	FNMA Pool #MA4494, 3.00%, 12/1/51	1,859,635
3,109,484	FNMA Pool #MA4495, 3.50%, 12/1/51	3,277,709
1,600,000	FNMA Pool #MA4511, 2.00%, 1/1/52	1,597,346
38,500	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	39,218
51,029	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	51,612
97,615	GNMA I Pool #650494, 5.50%, 1/15/36	111,685
66,929	GNMA II Pool #MA1090, 3.50%, 6/20/43	71,714
34,600	GNMA II Pool #MA1448, 3.50%, 11/20/43	37,027
56,946	GNMA II Pool #MA2149, 4.00%, 8/20/44	61,685
53,491	GNMA II Pool #MA3803, 3.50%, 7/20/46	56,349
3,240,195	GNMA II Pool #MA3937, 3.50%, 9/20/46	3,410,994
512,538	GNMA II Pool #MA4836, 3.00%, 11/20/47	535,165
131,802	GNMA II Pool #MA5191, 3.50%, 5/20/48	138,286
151,356	GNMA II Pool #MA5527, 3.50%, 10/20/48	158,676
239,343	GNMA II Pool #MA5594, 3.50%, 11/20/48	250,373
68,310	GNMA II Pool #MA5650, 3.50%, 12/20/48	71,588
656,071	GNMA II Pool #MA5762, 3.50%, 2/20/49	688,772
679,680	GNMA II Pool #MA5815, 3.00%, 3/20/49	704,481

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.6% (continued)
$692,035	GNMA II Pool #MA6409, 3.00%, 1/20/50	$716,901
599,344	GNMA II Pool #MA6866, 3.00%, 9/20/50	621,319
1,089,290	GNMA II Pool #MA7054, 3.50%, 12/20/50	1,136,415
784,885	GNMA II Pool #MA7256, 3.00%, 3/20/51	813,207
4,263,179	GNMA II Pool #MA7651, 3.50%, 10/20/51	4,460,101
		121,580,593

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $122,716,663)		121,580,593

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
500,000	FHLB, 3.38%, 3/10/28	555,180
1,250,000	FNMA, 1.88%, 9/24/26 (4)	1,284,763

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,773,806)		1,839,943

U.S. TREASURY OBLIGATIONS 9.4%

	U.S. TREASURY NOTES & BONDS 9.4%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	4,246,438
6,320,000	U.S. Treasury Bonds, 4.38%, 2/15/38	8,728,266
12,725,000	U.S. Treasury Bonds, 1.13%, 5/15/40	11,188,556
6,612,000	U.S. Treasury Bonds, 2.88%, 5/15/43	7,709,179
6,319,000	U.S. Treasury Bonds, 3.00%, 2/15/48	7,742,997
15,400,000	U.S. Treasury Notes, 0.25%, 4/15/23	15,348,867
2,000,000	U.S. Treasury Notes, 0.38%, 7/15/24	1,975,703
10,605,000	U.S. Treasury Notes, 2.38%, 8/15/24	11,013,873
10,615,000	U.S. Treasury Notes, 2.25%, 11/15/24	11,007,672
10,000,000	U.S. Treasury Notes, 0.50%, 3/31/25	9,837,109
17,900,000	U.S. Treasury Notes, 0.38%, 11/30/25	17,367,195
8,500,000	U.S. Treasury Notes, 2.63%, 12/31/25	8,991,406
8,075,000	U.S. Treasury Notes, 1.63%, 5/15/26	8,214,735
16,500,000	U.S. Treasury Notes, 0.63%, 3/31/27	15,960,527
9,400,000	U.S. Treasury Notes, 0.63%, 11/30/27	9,010,414
5,750,000	U.S. Treasury Notes, 2.75%, 2/15/28	6,219,434
1,000,000	U.S. Treasury Notes, 1.25%, 6/30/28	990,586
16,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	16,246,875
1,100,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,068,762
TOTAL U.S. TREASURY OBLIGATIONS (Cost $174,045,479)		172,868,594

SHORT-TERM INVESTMENTS 3.9%

	MONEY MARKET FUNDS 3.9%
61,542,618	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (5)	61,542,618
10,487,698	State Street Navigator Securities Lending Government Money Market Portfolio (6)	10,487,698
		72,030,316

TOTAL SHORT-TERM INVESTMENTS (Cost $72,030,316)		72,030,316

TOTAL INVESTMENT IN SECURITIES 100.3% (Cost $1,321,016,696)		$1,839,919,076

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3%)		(5,673,750)

NET ASSETS(7) 100.0%		$1,834,245,326

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of December 31, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	A portion or all of the security was held on loan. As of December 31, 2021, the market value of the securities on loan was $16,379,194.
(5)	Rate reflects 7 day yield as of December 31, 2021.
(6)	Securities with an aggregate market value of $16,379,194 were out on loan in exchange for collateral including $10,487,698 of cash collateral as of December 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $1,321,016,696, aggregate gross unrealized appreciation was $529,384,027, aggregate gross unrealized depreciation was $10,481,647 and the net unrealized appreciation was $518,902,380.
AGM	Assured Guaranty Municipal.
BAM	Build America Mutual.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,175,237,459	$—	$—	$1,175,237,459
Asset-Backed Securities	—	21,476,048	—	21,476,048
Commercial Mortgage-Backed Securities	—	74,269,888	—	74,269,888
Corporate Bonds & Notes*	—	181,100,217	—	181,100,217
Foreign Government Obligations	—	265,377	—	265,377
Long-Term Municipal Securities*	—	19,250,641	—	19,250,641
Residential Mortgage-Backed Securities	—	121,580,593	—	121,580,593
U.S. Government Agency Obligations	—	1,839,943	—	1,839,943
U.S. Treasury Obligations	—	172,868,594	—	172,868,594
Short-Term Investments	72,030,316	—	—	72,030,316
Total Investments in Securities	$1,247,267,775	$592,651,301	$—	$1,839,919,076

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2021, there were no Level 3 investments.